Schedule II Supplementary Insurance Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	$ 4,820,215	$ 2,603,307	$ 4,858,136
Deferred sales inducements	1,076,530	673,944	1,167,736	1,161,568
Account balances and future policy benefit reserves	78,125,212	75,210,540	74,997,906
Unearned premiums	135,639	88,883	86,027
Policy and contract claims	416,109	358,732	294,009
Net premium and policy fees	1,288,373	1,049,157	926,195
Interest and similar income, net	3,592,117	3,632,406	3,520,016
Net benefits	3,631,477	2,805,842	3,969,430
Net change in deferred sales inducements	72,542	84,361	(244,638)
Net change in policy acquisition costs	206,699	684,350	(735,151)
Other operating expenses	1,641,635	1,505,479	1,593,563
Annuities
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	4,415,572	2,289,260	4,559,208
Deferred sales inducements	1,072,742	670,988	1,165,125
Account balances and future policy benefit reserves	72,954,916	70,534,455	70,651,879
Unearned premiums	24,392	294	872
Policy and contract claims			682
Net premium and policy fees	1,050,072	821,192	705,258
Interest and similar income, net	3,464,952	3,514,953	3,418,279
Net benefits	3,304,991	2,571,623	3,778,871
Net change in deferred sales inducements	73,375	84,879	(243,100)
Net change in policy acquisition costs	264,068	729,277	(729,330)
Other operating expenses	1,374,919	1,278,880	1,418,231
Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	345,008	240,192	211,633
Deferred sales inducements	3,788	2,956	2,611
Account balances and future policy benefit reserves	1,843,616	1,493,372	1,289,507
Unearned premiums	57,647	32,327	27,569
Policy and contract claims	3,220	3,913	3,886
Net premium and policy fees	104,715	93,795	84,421
Interest and similar income, net	71,125	67,509	58,941
Net benefits	181,756	93,390	76,137
Net change in deferred sales inducements	(833)	(518)	(1,538)
Net change in policy acquisition costs	(71,632)	(58,368)	(22,646)
Other operating expenses	136,417	111,170	69,361
Questar
Supplementary Insurance Information, by Segment [Line Items]
Interest and similar income, net	(16)	(20)	(39)
Other operating expenses	110,633	90,580	87,037
Legacy
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	59,635	73,855	87,295
Account balances and future policy benefit reserves	3,326,680	3,182,713	3,056,520
Unearned premiums	53,600	56,262	57,586
Policy and contract claims	412,889	354,819	289,441
Net premium and policy fees	133,586	134,170	136,516
Interest and similar income, net	56,056	49,964	42,835
Net benefits	144,730	140,829	114,422
Net change in policy acquisition costs	14,263	13,441	16,825
Other operating expenses	$ 19,666	$ 24,849	$ 18,934